Asset retirement obligations	12 Months Ended
Dec. 31, 2020
Asset retirement obligations
Asset retirement obligations

6. Asset retirement obligations

The following table reconciles the change in Vermilion’s asset retirement obligations:

	2020	2019
Balance at January 1	618,201	650,164
Additional obligations recognized	1,484	7,595
Changes in estimated abandonment timing and costs	74,235	39,722
Obligations settled	(14,278)	(19,442)
Accretion	35,318	32,667
Changes in discount rates	(276,673)	(57,635)
Foreign exchange	29,450	(34,870)
Balance at December 31	467,737	618,201

Vermilion calculated the present value of the obligations using a credit-adjusted risk-free rate, calculated using a credit spread of 9.5% (as at December 31, 2019 – 5.3%) added to risk-free rates based on long-term, risk-free government bonds. Vermilion’s credit spread is determined as the yield to maturity on its senior unsecured notes as at the reporting period.

The country specific risk-free rates used as inputs to discount the obligations were as follows:

	Dec 31, 2020	Dec 31, 2019
Canada	1.2%	1.7%
United States	1.6%	2.4%
France	0.3%	0.9%
Netherlands	(0.6)%	(0.1)%
Germany	(0.2)%	0.3%
Ireland	(0.1)%	0.6%
Australia	1.3%	1.6%

Vermilion has estimated the asset retirement obligations based on current cost estimates of $2.0 billion (2019 - $1.8 billion). Current cost estimates are inflated to the estimated time of abandonment using inflation rates of between 0.2% and 2.9% (2019 - between 0.4% and 2.7%), resulting in inflated cost estimates of $2.5 billion (2019 - $2.6 billion). These payments are expected to be made between 2021 and 2080, with the majority of costs occurring between 2030 and 2040 ($0.8 billion) and 2049 to 2056 ($0.8 billion).

A  0.5% increase/decrease in the discount rate applied to asset retirement obligations would decrease/increase asset retirement obligations by approximately $26.8 million. A one-year increase/decrease in the expected timing of abandonment spend would decrease/increase asset retirement obligations by approximately $37.7 million.